Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Economic Lives of the Intangible Assets

Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

Types of intangible assets	The estimated useful lives of the intangible assets
Applications development	3 years
Software	2 years

Schedule of Estimated Useful Lives of the Assets	The estimated useful lives are as follows:

Useful life
Motor vehicles	5 – 10 years
Office equipment	2 – 8 years
Furniture and fittings	5 years
Computer	3 years
Warehouse equipment	2 years
Machinery equipment	3 years
Leasehold improvements	5 years

Schedule of Disaggregation Information of Revenues

In accordance with ASC 280-10-50-40, revenue disaggregated by product and service type, based on the nature of the related performance obligations described above, were as follows:

	For the six months ended June 30,
Product/Service Type	2026	Percentage of Total revenue	2025	Percentage of Total revenue
Discontinued operations
Food and beverage	$-	-%	$1,372,113	77.9%
Fresh produce	-	-%	358,759	20.4%
Lifestyle and other personal care items	-	-%	30,465	1.7%
Total	$-	-%	$1,761,337	100.00%

Continuing operations
Fresh produce	-	-%	441,383	6.0%
Packaged-tour	14,306,084	100.0%	6,918,296	94.0%
Total	$14,306,084	100.0%	$7,359,679	100.00%

Schedule of Revenues Classified by the Geographic Areas

Revenue by geographic area, based on the location of customers, was as follows:

	For the six months ended June 30,
Country	2026	Percentage of Total revenue	2025	Percentage of Total revenue
Discontinued operations
Singapore	$-	-%	$1,761,338	100.0%
Total	$-	-%	$1,761,338	100.0%

Discontinued operations
Singapore	$10,813,718	75.6%	$5,230,181	71.1%
Indonesia	3,492,366	24.4%	2,129,498	28.9%
Total	$14,306,084	100.0%	$7,359,679	100.0%